Schedule of operating revenues, costs and expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
NET REVENUE	R$ 33,646	R$ 25,228	R$ 25,486
Materials, outsourced services and others expenses (revenues)	94	79	91
Construction costs	2,036	1,581	1,200
OPERATING COSTS AND EXPENSES	28,237	21,432	22,474
Result of business combination	(4)	(51)
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	6,951	4,706	3,210
Finance expenses	844	2,445	3,207
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,699	3,801	4,570
Income tax and social contribution tax	(946)	(936)
NET INCOME FOR THE YEAR	3,753	2,865	2,971
Operating segments [member] | Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	2,921	2,589	3,755
COST OF ENERGY AND GAS	(795)	(528)	(658)
Personnel	(149)	(170)	(164)
Employees’ and managers’ profit sharing	(14)	(16)	(24)
Post-employment obligations	(5)	(42)	(34)
Materials, outsourced services and others expenses (revenues)	(209)	(178)	(170)
Depreciation and amortization	(254)	(205)	(212)
Operating provisions and impairment	(20)	(32)	(271)
Construction costs
Total cost of operation	(651)	(643)	(875)
OPERATING COSTS AND EXPENSES	(1,446)	(1,171)	(1,533)
Periodic tariff review, net			23
Dividends declared by investee classified as held for sale	1,032
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net	54	11
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	1,429	2,245
Finance expenses	(758)	(322)	113
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	1,107	2,358
Income tax and social contribution tax	(409)	(308)	(641)
NET INCOME FOR THE YEAR	1,394	799	1,717
Equity holders of the parent	1,394	799
Non-controlling interests
Fair value of business combination
Net income after tax from discontinued operations
Net income from continuing operations			1,717
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent			1,717
Net income from continuing operations
Operating segments [member] | Tranding Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	1,094	778	934
COST OF ENERGY AND GAS
Personnel	(115)	(102)	(113)
Employees’ and managers’ profit sharing	(14)	(14)	(27)
Post-employment obligations	3	(38)	(38)
Materials, outsourced services and others expenses (revenues)	(94)	(65)	(67)
Depreciation and amortization	(3)	(5)	(3)
Operating provisions and impairment	(12)	7	(72)
Construction costs	(184)	(147)	(221)
Total cost of operation	(419)	(364)	(541)
OPERATING COSTS AND EXPENSES	(419)	(364)	(541)
Periodic tariff review, net	215	502	4
Dividends declared by investee classified as held for sale			73
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net
Result of business combination	4
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	894	967	470
Finance expenses	(395)	(152)	98
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	499	815	568
Income tax and social contribution tax	(78)	(222)	(112)
NET INCOME FOR THE YEAR	421	593	456
Equity holders of the parent	421	593
Non-controlling interests
Fair value of business combination		51
Net income after tax from discontinued operations
Net income from continuing operations			456
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent			456
Net income from continuing operations
Operating segments [member] | Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	6,430	5,382	4,595
COST OF ENERGY AND GAS	(5,735)	(5,027)	(4,801)
Personnel	(20)	(16)	(19)
Employees’ and managers’ profit sharing	(3)	(2)	(5)
Post-employment obligations	(1)	(6)	(7)
Materials, outsourced services and others expenses (revenues)	(14)	(11)	(14)
Depreciation and amortization	(1)	(1)
Operating provisions and impairment	(14)	(1)	(10)
Construction costs
Total cost of operation	(53)	(37)	(55)
OPERATING COSTS AND EXPENSES	(5,788)	(5,064)	(4,856)
Periodic tariff review, net
Dividends declared by investee classified as held for sale
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	642	318	(261)
Finance expenses	15	21	10
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	657	339	(251)
Income tax and social contribution tax	(224)	(81)	150
NET INCOME FOR THE YEAR	433	258	(101)
Equity holders of the parent	433	258
Non-controlling interests
Fair value of business combination
Net income after tax from discontinued operations
Net income from continuing operations			(101)
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent			(101)
Net income from continuing operations
Operating segments [member] | Other Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	22,345	16,512	15,919
COST OF ENERGY AND GAS	(14,853)	(9,960)	(8,975)
Personnel	(847)	(886)	(869)
Employees’ and managers’ profit sharing	(94)	(93)	(183)
Post-employment obligations	19	(297)	(277)
Materials, outsourced services and others expenses (revenues)	(1,524)	(1,327)	(1,375)
Depreciation and amortization	(683)	(668)	(652)
Operating provisions and impairment	(198)	(274)	(1,103)
Construction costs	(1,802)	(1,384)	(936)
Total cost of operation	(5,129)	(4,929)	(5,395)
OPERATING COSTS AND EXPENSES	(19,982)	(14,889)	(14,370)
Periodic tariff review, net
Dividends declared by investee classified as held for sale
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,363	1,623	1,549
Finance expenses	(7)	22	902
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,356	1,645	2,450
Income tax and social contribution tax	(655)	(430)	(806)
NET INCOME FOR THE YEAR	1,701	1,215	1,644
Equity holders of the parent	1,701	1,215
Non-controlling interests
Fair value of business combination
Net income after tax from discontinued operations
Net income from continuing operations			1,644
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent			1,644
Net income from continuing operations
Operating segments [member] | Investees Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	2,858	1,673	2,054
COST OF ENERGY AND GAS	(2,011)	(1,083)	(1,436)
Personnel	(109)	(102)	(107)
Employees’ and managers’ profit sharing	(9)	(17)	(24)
Post-employment obligations	(32)	(55)	(52)
Materials, outsourced services and others expenses (revenues)	(165)	(110)	(247)
Depreciation and amortization	(108)	(110)	(91)
Operating provisions and impairment	(120)	(123)	(945)
Construction costs	(50)	(50)	(43)
Total cost of operation	(593)	(567)	(1,509)
OPERATING COSTS AND EXPENSES	(2,604)	(1,650)	(2,945)
Periodic tariff review, net			98
Dividends declared by investee classified as held for sale
Gains arising from the sale of non-current asset held for sale	109
Equity in earnings of unconsolidated investees, net	128	346
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	491	369	(793)
Finance expenses	(1,107)	(474)	237
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	(616)	(105)	(555)
Income tax and social contribution tax	420	105	(191)
NET INCOME FOR THE YEAR	(196)		(522)
Equity holders of the parent	(198)	(1)
Non-controlling interests	2	1
Fair value of business combination
Net income after tax from discontinued operations			224
Net income from continuing operations			(747)
Net income from discontinued operations			224
Net income for the year attributed to equity holders of the parent			(523)
Net income from continuing operations			1
Operating segments [member] | Total Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	35,648	26,934	27,257
COST OF ENERGY AND GAS	(23,394)	(16,598)	(15,870)
Personnel	(1,240)	(1,276)	(1,272)
Employees’ and managers’ profit sharing	(134)	(142)	(263)
Post-employment obligations	(16)	(438)	(408)
Materials, outsourced services and others expenses (revenues)	(2,006)	(1,691)	(1,873)
Depreciation and amortization	(1,049)	(989)	(958)
Operating provisions and impairment	(364)	(423)	(2,401)
Construction costs	(2,036)	(1,581)	(1,200)
Total cost of operation	(6,845)	(6,540)	(8,375)
OPERATING COSTS AND EXPENSES	(30,239)	(23,138)	(24,245)
Periodic tariff review, net	215	502	125
Dividends declared by investee classified as held for sale	1,032		73
Gains arising from the sale of non-current asset held for sale	109
Equity in earnings of unconsolidated investees, net	182	357
Result of business combination	4
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	6,951	4,706	3,210
Finance expenses	(2,252)	(905)	1,360
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,699	3,801	4,570
Income tax and social contribution tax	(946)	(936)	(1,600)
NET INCOME FOR THE YEAR	3,753	2,865	3,194
Equity holders of the parent	3,751	2,864
Non-controlling interests	2	1
Fair value of business combination		51
Net income after tax from discontinued operations			224
Net income from continuing operations			2,969
Net income from discontinued operations			224
Net income for the year attributed to equity holders of the parent			3,193
Net income from continuing operations			1
Operating segments [member] | Intersegment Transactions Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	(1,575)	(1,324)	(1,409)
COST OF ENERGY AND GAS	1,575	1,324	1,409
Personnel
Employees’ and managers’ profit sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total cost of operation
OPERATING COSTS AND EXPENSES	1,575	1,324	1,409
Periodic tariff review, net
Dividends declared by investee classified as held for sale
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)
Finance expenses
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX
Income tax and social contribution tax
NET INCOME FOR THE YEAR
Equity holders of the parent
Non-controlling interests
Fair value of business combination
Net income after tax from discontinued operations
Net income from continuing operations
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent
Net income from continuing operations
Operating segments [member] | Reconciliation Segments [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	(427)	(382)	(362)
COST OF ENERGY AND GAS	370	332	313
Personnel
Employees’ and managers’ profit sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	57	50	49
Depreciation and amortization
Operating provisions and impairment
Construction costs
Total cost of operation	57	50	49
OPERATING COSTS AND EXPENSES	427	382	362
Periodic tariff review, net
Dividends declared by investee classified as held for sale
Gains arising from the sale of non-current asset held for sale
Equity in earnings of unconsolidated investees, net
Result of business combination
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)
Finance expenses
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX
Income tax and social contribution tax
NET INCOME FOR THE YEAR
Equity holders of the parent
Non-controlling interests
Fair value of business combination
Net income after tax from discontinued operations
Net income from continuing operations
Net income from discontinued operations
Net income for the year attributed to equity holders of the parent
Net income from continuing operations
Operating segments [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
NET REVENUE	33,646	25,228	25,486
COST OF ENERGY AND GAS	(21,449)	(14,942)	(14,148)
Personnel	(1,240)	(1,276)	(1,272)
Employees’ and managers’ profit sharing	(134)	(142)	(263)
Post-employment obligations	(16)	(438)	(408)
Materials, outsourced services and others expenses (revenues)	(1,949)	(1,641)	(1,824)
Depreciation and amortization	(1,049)	(989)	(958)
Operating provisions and impairment	(364)	(423)	(2,401)
Construction costs	(2,036)	(1,581)	(1,200)
Total cost of operation	(6,788)	(6,490)	(8,326)
OPERATING COSTS AND EXPENSES	(28,237)	(21,432)	(22,474)
Periodic tariff review, net	215	502	125
Dividends declared by investee classified as held for sale	1,032		73
Gains arising from the sale of non-current asset held for sale	109
Equity in earnings of unconsolidated investees, net	182	357
Result of business combination	4
OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	6,951	4,706	3,210
Finance expenses	(2,252)	(905)	1,360
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	4,699	3,801	4,570
Income tax and social contribution tax	(946)	(936)	(1,600)
NET INCOME FOR THE YEAR	3,753	2,865	3,194
Equity holders of the parent	3,751	2,864
Non-controlling interests	R$ 2	1
Fair value of business combination		R$ 51
Net income after tax from discontinued operations			224
Net income from continuing operations			2,969
Net income from discontinued operations			224
Net income for the year attributed to equity holders of the parent			3,193
Net income from continuing operations			R$ 1